ASSOCIATES AND JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
ASSOCIATES AND JOINT ARRANGEMENTS [Abstract]
ASSOCIATES AND JOINT ARRANGEMENTS
22.	ASSOCIATES AND JOINT ARRANGEMENTS

Link:

Link was created in February 2001, with the purpose of the operation of a natural gas transportation system, which links TGS’s natural gas transportation system with the Cruz del Sur S.A. pipeline. The connection pipeline extends from Buchanan, located in the high-pressure ring that surrounds the city of Buenos Aires, which is part of TGS’s pipeline system, to Punta Lara. TGS’s ownership interest in such company is 49% and Dinarel S.A. holds the remaining 51%.

TGU:

TGU is a company incorporated in Uruguay. This company rendered operation and maintenance services to Gasoducto Cruz del Sur S.A. and its contract terminated in 2010. TGS holds 49% of its common stock and Petrobras Argentina (being merged with Pampa Energía) holds the remaining 51%.

EGS (in liquidation):

In September 2003, EGS, a company registered in Argentina, was incorporated. The ownership is distributed between TGS (49%) and TGU (51%). EGS operates its own pipeline, which connects TGS’s main pipeline system in the Province of Santa Cruz with a delivery point on the border with Chile.

In October 2012, ENARGAS issued a resolution which authorizes EGS to transfer the connection pipeline and service offerings in operation to TGS. On December 17, 2013, the sale of all the fixed assets of EGS to TGS for an amount of $350,000 was made, the existing natural gas transportation contracts were transferred and the procedures to dissolve the Company were initiated.

The Board of Directors Meeting held on January 13, 2016, approved to initiate the necessary steps for the dissolution of EGS. The Extraordinary Shareholders Meeting held on March 10, 2016 appointed EGS’ liquidator.

On October 13, 2016, the liquidator of EGS resolved the distribution of a dividend in kind of Ps. 4,673 through the partial transfer of the credit that EGS has with TGS as a result of the sale of the Connection Gas Pipeline, which was implemented through TGS and TGU Assignment Agreements, which had full effects on November 4, 2016.

CTG:

On August 8, 2017, the Company acquired from Pampa Energía the entire shareholding of CTG for Ps. 100. The purpose of this company is to carry out various activities related to electric power. As of the date of issuance of these Consolidated Financial Statements, it does not have operations.

UT:

The Board of Directors of TGS approved the agreement to set up the UT together with SACDE. The objective of the UT is the assembly of pipes for the construction of the project of “Expansion of the System of Transportation and Distribution of Natural Gas” in the Province of Santa Fe, called by National Public Bid No. 452-0004-LPU17 by the MINEM (the “Work”).

On October 27, 2017, TGS - SACDE UT signed the corresponding work contract with the MINEM.

The Work will generate a joint revenue of Ps. 946 million (VAT included) and the maximum execution period was set in 365 days, counted from the signing of the certificate of commencement of the works, held on November 15, 2017.

The validity of the UT will be until it has fulfilled its purpose, once the Work is completed and until the end of the guarantee period, set at 18 months from the provisional reception.

As of December 31, 2017, the UT has received the first advance payment from the Government. Nevertheless, the Work does not have a degree of physical progress yet.